Goodwill and Intangible Assets, Net - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 306,000,000	$ 0
Acquisitions	10,000,000	306,000,000
Goodwill, Ending Balance	316,000,000	306,000,000	$ 0
Goodwill, impairment loss	$ 0	$ 0	$ 0